Derivative Instruments and Hedging Activities - Effective Portion of Gains (Losses) on Interest Rate Swap Agreements (Details) - Interest Expense - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Derivative [Line Items]
Effective Portion Recognized in AOCI	$ (435)	$ (1,055)	$ 4,040	$ (10,226)
Effective Portion Reclassified from AOCI	$ (825)	$ 482	$ (1,640)	$ (634)